Share Subscription Receivable (Details Narrative) - USD ($)				3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 21, 2019	Dec. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Proceeds from Issuance of Common Stock					$ 3,983,828	$ 1,272,290	$ 400,000
Joyful Corporation Limited [Member]
Stock Issued During Period, Shares, New Issues		2,000,000	2,000,000
Shares Issued, Price Per Share		$ 1.25	$ 1.25				$ 1.25
Proceeds from Issuance of Common Stock		$ 2,500,000
Deposit amount		$ 400,000
Debt offset against share subscription amount	$ 512,412